Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan

(1.) DESCRIPTION OF THE PLAN

The following description of the Financial Institutions, Inc. 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a complete description of the Plan.

General

The Plan was originally established in 1986 and has since been amended. The Plan is a defined contribution plan covering all employees of Financial Institutions, Inc. (the “Company”) and its subsidiaries and who have attained the age of 18.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”) and is administered by the Plan Administration Committee of the Company (the “Plan Administrator”). The Vanguard Group, Inc. (“Vanguard”) is a party-in-interest of the Plan and serves as the Plan’s custodian, trustee and as record keeper to maintain the individual accounts for each Plan participant.

Contributions

Eligible participants may contribute up to 100% of their pre-tax annual compensation, as defined by the Plan, subject to annual limits established by the Internal Revenue Service (“IRS”). Participants may also contribute rollovers from other qualified plans.

All Plan participants who are older than 50 as of the beginning of the calendar year or who attain age 50 during the calendar year whose elective contributions have reached the IRS limit are permitted under the Plan to make catch-up contributions up to the IRS catch-up contribution limit.

Participants also have the option to elect an auto increase feature whereby salary deferrals increase annually in increments of 1% until deferrals reach 10%.

Employees not opting out of participation in the Plan are treated as if they had elected an appropriate age-based fund at a 3% salary deferral, with automatic annual increases of 1%. This feature remains in effect until deferrals increase to 10% by year eight and will remain at that level thereafter.

The Company may make discretionary profit-sharing contributions; however, no discretionary profit-sharing contribution was declared for the years ended December 31, 2025 and 2024.

Investment Options

Participants direct the investment of all contributions, including any Company profit-sharing contributions, into various investment options offered by the Plan. Investment options currently available include various mutual funds, common/collective trust funds and common stock of the Company.

Participant Accounts

Each participant’s account is credited with the participant’s and the Company’s contributions and plan earnings/losses and is charged with an allocation of administrative expenses if the Company does not pay those expenses from its own assets. All amounts in participant accounts are participant directed.

Vesting

Participants are vested immediately in their contributions and the earnings/losses thereon. Participants become fully vested in Company contributions after two years of continuous service.

Forfeited Accounts

When certain terminations of participation occur, the non-vested portion of the participant’s account, as defined by the Plan, represents a forfeiture. Such forfeitures are used for payment of Plan administrative expenses or to reduce future employer contributions. Forfeitures used for Plan administrative expenses totaled $1,076 and $76 for the years ended December 31, 2025 and 2024, respectively. There were $-0- of forfeitures used to reduce employer contributions for the years ended December 31, 2025 and 2024. Accumulated forfeitures available for payment of Plan administrative expenses or to reduce future employer contributions totaled $44,047 and $40,717 as of December 31, 2025 and 2024, respectively.

(1.) DESCRIPTION OF THE PLAN (Continued)

Payment of Benefits

Participants may withdraw all or a portion of their vested balance upon termination of employment due to separation from service, retirement, disability, or death, or upon financial hardship as defined in the Internal Revenue Code (“IRC”). When a participant terminates employment, the participant may elect to receive benefits in a lump-sum distribution or a deferred annuity. If the participant’s vested account balance is $1,000 or less a lump-sum cash payment is made.

Withdrawal of an active employee’s before-tax contributions prior to a participant reaching age 59-1/2 may only be made on account of financial hardship as determined by the Trustee.

Notes Receivable from Participants

The minimum amount participants may borrow from the Plan is $1,000. Participants may borrow from their accounts up to the lesser of $50,000 or 50% of their vested account balance. Note terms must not exceed five years unless the proceeds are to be used for the purchase of a principal residence, in which case the repayment period may not exceed 15 years. The notes are secured by the participants’ accounts and generally bear interest at 2% above the prime rate (rates range from 5.25% to 10.5% for notes outstanding at December 31, 2025) at the time of the note origination. Principal and interest are paid ratably through after-tax payroll deductions.

Administrative Expenses

A portion of the Plan’s administrative expenses are paid by the Company. All investment related expenses, and the balance of administrative expenses, are paid by the Plan and participants.

A Plan expense account (the “ERISA account”) is maintained to hold revenue sharing funds the Plan receives from Vanguard pursuant to an agreement between Vanguard and the Plan. These revenue sharing funds are available to pay qualified Plan administrative expenses. At December 31, 2025 and 2024, the ERISA account balance was $23,641 and $22,684, respectively. During 2025 and 2024, $-0- was used to pay Plan expenses.